Summary of significant accounting policies - Earnings per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions							6 Months Ended	12 Months Ended
	Nov. 13, 2020	Aug. 14, 2020	Jul. 17, 2020	Jun. 19, 2020	Mar. 09, 2020	Aug. 01, 2019	Dec. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Dec. 30, 2019	Nov. 22, 2019	May 10, 2019
Earnings per share ("EPS")
Number of warrants							4,667	4,667
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)							$ 1.07			$ 1.04
Incremental common shares attributable to call options and warrants							1,867	1,867
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights								623,699	83,151
Redeemable ordinary shares, shares issued													725,000
Redeemable ordinary shares, shares outstanding													725,000
Vested stock options
Earnings per share ("EPS")
Antidilutive securities (in shares)						90,000
Incremental common shares attributable to call options and warrants						90,000
Convertible debt issued on March 9, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive					$ 1.0							$ 1.2
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)					$ 0.8							$ 1.0
Incremental common shares attributable to call options and warrants					1,125,182
Convertible debt issued on June 19, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive				$ 0.7							$ 1.8
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)				$ 0.8							$ 1.0
Incremental common shares attributable to call options and warrants				912,532
Convertible debt issued on July 17, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive			$ 0.7		$ 1.0
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)			$ 2.5		$ 3.0
Incremental common shares attributable to call options and warrants			280,000
Convertible debt issued on August 14, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive		$ 0.3			$ 0.7
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)		$ 2.5			$ 3.0
Incremental common shares attributable to call options and warrants		120,000
Convertible debt issued on November 13, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive	$ 0.3
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)	$ 2.5
Incremental common shares attributable to call options and warrants	120,000